Note 9 - Share-based Compensation - Restricted Share Activities (Details) - Restricted Stock [Member] - The 2017 Omnibus Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding, number of shares (in shares)	76,984	82,748	130,946
Outstanding, weighted average grant date fair value (in dollars per share)	$ 19.57	$ 19.12	$ 17.3
Granted, number of shares (in shares)	101,098	1,359	15,164
Granted, weighted average grant date fair value (in dollars per share)	$ 1.18	$ 2.85	$ 14.64
Vested, number of shares (in shares)	(102,118)	(6,216)	(22,683)
Vested, weighted average grant date fair value (in dollars per share)	$ 1.28	$ 11.1	$ 14.78
Forfeited, number of shares (in shares)	(75,964)	(907)	(40,679)
Forfeited, weighted average grant date fair value (in dollars per share)	$ 19.69	$ 11.03	$ 14
Outstanding, number of shares (in shares)	0	76,984	82,748
Outstanding, weighted average grant date fair value (in dollars per share)	$ 0	$ 19.57	$ 19.12
Expected to vest, number of shares (in shares)	0
Expected to vest, weighted average grant date fair value (in dollars per share)	$ 0